Share-Based Compensation (Details) - Schedule of incentive units occurred under the incentive plan - Manscaped Holdings, LLC [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of incentive units occurred under the incentive plan [Line Items]
Incentive Units, Unvested beginning balance	5,137,583	8,408,700
Weighted- Average Grant Date Fair Value Per Unit, Unvested beginning balance (in Dollars per share)	$ 1	$ 1.01
Granted	188,000	1,278,000	18,354,532
Granted (in Dollars per share)		$ 1.34	$ 0.97
Incentive Units, Vested ending balance		11,862,283
Weighted- Average Grant Date Fair Value Per Unit, Vested ending balance (in Dollars per share)		$ 0.96
Vested	(1,711,752)	(3,953,659)	(9,937,082)
Vested		1.02	0.93
Incentive Units, Forfeitures	(89,087)	(595,458)	(8,750)
Weighted- Average Grant Date Fair Value Per Unit, Forfeitures (in Dollars per share)		$ 0.95	$ 0.93
Incentive Units, Unvested ending balance		5,137,583	8,408,700
Weighted- Average Grant Date Fair Value Per Unit, Unvested ending balance (in Dollars per share)		$ 1	$ 1.01